Capital and Funding - Summary of Share Capital (Detail) € in Millions, £ in Millions		Dec. 31, 2019 EUR (€)		Dec. 31, 2019 GBP (£)	Dec. 31, 2018 EUR (€)		Dec. 31, 2018 GBP (£)
Disclosure of classes of share capital [line items]
Issued, called up and fully paid		€ 420			€ 464
Unilever PLC [member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid		187	[1]	£ 36.4	190	[1]	£ 37.0
Unilever PLC [member] | Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid | £				37.0			40.8
Unilever PLC [member] | Deferred Stock [Member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid | £				0.1			0.1
Unilever PLC [member] | Internal Holdings Eliminated on Consolidation [Member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid | £				(0.1)			(0.1)
Unilever PLC [member] | Cancellation of Treasury shares [member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid | £	[2]			£ (0.6)			£ (3.8)
Unilever N.V. [member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid	[3]	233			274
Authorised	[4]	481			481
Unilever N.V. [member] | Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid	[3]	274			274
Authorised	[4]	480			480
Unilever N.V. [member] | Ordinary Special Shares [member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid	[3]	1			1
Authorised	[4]	1			1
Unilever N.V. [member] | Internal Holdings Eliminated on Consolidation [Member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid	[3]	(1)			(1)
Unilever N.V. [member] | Cancellation of Treasury shares [member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid	[2],[3]	€ (41)			€ 0

[1]	Conversion rate for PLC ordinary shares nominal value to euros is £1 = €5.143 (which is calculated by dividing the nominal value of NV ordinary shares by the nominal value of PLC ordinary shares).
[2]	At 31 December 2019 254,012,896 of NV ordinary shares and 18,660,634 (2018: 122,965,077) of PLC ordinary shares that were repurchased as part of the share buyback programme in 2018 and prior years, were cancelled.
[3]	At 31 December 2019 the following quantities of shares were in issue: 1,460,714,804 of NV ordinary shares; 2,400 of NV Special Shares; 1,168,530,650 of PLC ordinary shares and 100,000 of PLC deferred stock. At 31 December 2018, 1,714,727,700 of NV ordinary shares; 2,400 of NV Special Shares; 1,187,191,284 of PLC ordinary shares and 100,000 of PLC deferred stock were in issue.
[4]	At 31 December 2019 Unilever N.V. had 3,000,000,000 (2018: 3,000,000,000) authorised ordinary shares. The requirement for a UK company to have an authorised share capital was abolished by the UK Companies Act 2006. In May 2010 Unilever PLC shareholders approved new Articles of Association to reflect this.